Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2016
Assets and Liabilities Measured at Fair Value on a Recurring Basis

The following tables present the assets and liabilities measured at fair value on a recurring basis and their corresponding level in the fair value hierarchy at December 31:

	Total	Level 1	Level 2	Level 3
2016:
Assets
Fixed-maturity securities:
U.S. government	$49,217	49,217	—	—
States and political subdivisions	10,644	—	10,644	—
Corporate securities	509,279	—	508,237	1,042
Mortgage-backed securities	182,391	—	182,391	—
Derivative assets	32,993	—	32,993	—
Equity securities, trading	7,539	7,539	—	—
Separate account assets	2,255,576	2,255,576	—	—

Total assets	$3,047,639	2,312,332	734,265	1,042

Liabilities
Derivative liabilities	$15,416	—	15,416	—
Separate account liabilities	2,255,576	2,255,576	—	—
Reserves at fair value (1)	399,260	—	—	399,260

Total liabilities	$2,670,252	2,255,576	15,416	399,260

	Total	Level 1	Level 2	Level 3
2015:
Assets
Fixed-maturity securities:
U.S. government	$73,223	73,223	—	—
States and political subdivisions	11,044	—	11,044	—
Foreign government	510	—	510	—
Corporate securities	454,182	—	453,135	1,047
Mortgage-backed securities	135,603	—	135,603	—
Derivative assets	15,064	—	15,064	—
Equity securities, trading	4,368	4,368	—	—
Separate account assets	2,205,548	2,205,548	—	—

Total assets	$2,899,542	2,283,139	615,356	1,047

Liabilities
Derivative liabilities	$7,956	—	7,956	—
Separate account liabilities	2,205,548	2,205,548	—	—
Reserves at fair value (1)	265,884	—	—	265,884

Total liabilities	$2,479,388	2,205,548	7,956	265,884

(1)	Reserves at fair value are reported in Account balances and future policy benefit reserves on the Balance Sheets.

Reconciliation of the Beginning and Ending Balances for the Company's Level 3 Assets and Liabilities Measured at Fair Value on a Recurring Basis

The following table provides a reconciliation of the beginning and ending balances for the Company’s Level 3 assets and liabilities measured at fair value on a recurring basis:

	December 31, 2016				December 31, 2015
	Fixed- maturity securities, Corporate securities	Derivative assets	Derivative liabilities	Reserves at fair value	Fixed- maturity securities, Corporate securities	Reserves at fair value
Balance, beginning of year	$1,047	—	—	(265,884)	1,072	(150,251)
Total realized/unrealized gains (losses) included in:
Net income (loss)	—	7,774	(7,189)	(8,708)	—	15,670
Other comprehensive income (loss)	(5)	—	—	—	(25)	—
Purchases and issuances	—	—	—	(140,054)	—	(138,736)
Sales and settlements	—	(7,774)	7,189	15,386	—	7,433

Balance, end of year	$1,042	—	—	(399,260)	1,047	(265,884)
Losses included in net income (loss) related
to financial instruments still held at the
end of the year (1) (2)	$—	—	—	(8,708)	—	15,670

(1)

The Company classifies realized and unrealized gains (losses) on Reserves at fair value as unrealized gains (losses) for purposes of disclosure in this table because it is impracticable to track the realized gains (losses) on a contract-by-contract basis.

(2)

The previously issued 2015 financial statements improperly disclosed losses included in net income (loss) related to Reserves at fair value still held at December 31, 2015 by including issuances of $138,736. The December 31, 2015 amount has been corrected to conform with current year presentation.

Significant Unobservable Inputs Used in Fair Value Measurements for Level 3 Assets and Liabilities Measured at Fair Value on a Recurring Basis

The following table provides a summary of the significant unobservable inputs used in the fair value measurements developed by the Company or reasonably available to the Company of Level 3 assets and liabilities on a recurring basis at December 31, 2016:

		Valuation	Unobservable	Range (weighted
	Fair value	technique	input	average)
Fixed-maturity securities:
Available-for-sale:
Corporate securities	$1,042	Discounted cash flow	Option adjusted spread *	72 (72)
Reserves at fair value:
MVLO	(15,896)	Discounted cash flow	Annuitizations	0–25%
			Surrenders	0–25%
			Mortality **	0–100%
			Withdrawal Benefit Election	0–50%
GMWB and GMAB	(161,225)	Discounted cash flow	Surrenders	0.5–35%
			Mortality **	0–100%
Variable-indexed annuity	(222,139)	Contract value	N/A ***	N/A ***

*	No range is applicable due to only one security within classification.
**	Mortality assumptions are derived by applying management determined factors to the Annuity 2000 Mortality Table.
***	Unobservable inputs are not applicable as the fair value of the variable-indexed annuity reserve is held at contract value.

Fair Value of Financial Assets and Liabilities

The following table presents the carrying amounts and fair values of financial assets and liabilities carried at book value at December 31:

	2016
	Carrying	Fair value
	amount	Level 1	Level 2	Level 3	Total
Financial assets:
Policy loans	$338	—	338	—	338
Financial liabilities:
Investment contracts	$448,009	—	—	448,876	448,876

	2015
	Carrying	Fair value
	amount	Level 1	Level 2	Level 3	Total
Financial assets:
Policy loans	$275	—	275	—	275
Financial liabilities:
Investment contracts	$465,891	—	—	466,527	466,527